FHLB Advances and Other Borrowings - FHLB Advances (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Banking and Thrift [Abstract]
Within 1 year	$ 1,395,000	$ 200,000
1 to 3 years	430,000	880,000
3 to 5 years	400,000	700,000
More than 5 years	0	300,000
FHLB advances	$ 2,225,000	$ 2,080,000